STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance as of May 19, 2021 (inception) at May. 18, 2021
Beginning balance, shares at May. 18, 2021
Issuance of Common Stock to Sponsor		$ 16	24,984		25,000
Issuance of Common Stock to Sponsor, Shares		1,550,000
Net loss				(397)	(397)
Ending balance, value at Jun. 30, 2021		$ 16	24,984	(397)	24,603
Ending balance, shares at Jun. 30, 2021		1,550,000
Balance as of May 19, 2021 (inception) at May. 18, 2021
Beginning balance, shares at May. 18, 2021
Founders shares issued to the Sponsor		16	24,984		25,000
Founders shares issued to the Sponsor, shares		1,550,000
Sale of public units through public offering		$ 62	$ 61,999,938		$ 62,000,000
Sale of public units through public offering, shares		6,200,000
Sale of private placement warrants			2,500,000		2,500,000
Sale of private placement shares, shares
Underwriters' discount			(1,240,000)		(1,240,000)
Underwriters' reimbursement			(90,000)		(90,000)
Exercise of the over-allotment option by underwriters		$ 3	2,999,997		3,000,000
Exercise of the over-allotment option by underwriters, shares		300,000
Underwriters' discount - over-allotment option exercised			(60,000)		(60,000)
Additional founders shares issued to the Sponsor in connection with underwriters' over-allotment option
Additional founders shares issued to the Sponsor in connection with underwriters' over-allotment option, shares		75,000
Other offering expenses			(307,431)		(307,431)
Reclassification of common stock subject to redemption		$ (65)	(64,999,935)		(65,000,000)
Reclassification of common stock subject to redemption, shares		(6,500,000)
Net loss				(144,837)	(144,837)
Ending balance, value at Dec. 31, 2021		$ 16	827,553	(144,837)	682,732
Ending balance, shares at Dec. 31, 2021		1,625,000
Net loss				(222,663)	(222,663)
Ending balance, value at Mar. 31, 2022		$ 16	827,553	(367,500)	460,069
Ending balance, shares at Mar. 31, 2022		1,625,000
Net loss				(492,651)	(492,651)
Ending balance, value at Jun. 30, 2022		$ 16	$ 827,553	$ (860,151)	$ (32,582)
Ending balance, shares at Jun. 30, 2022		1,625,000